Financial Assets And Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
2021/2022	€ 34,826,436	€ 12,829,118
2022/2023	3,220,015	2,004,894
2023/2024	5,499,469	4,853,426
2024/2025	4,170,302	1,561,206
2025/2026	3,870,419	1,405,304
More than five years	3,570,630	245,279
Total	€ 55,157,271	€ 22,899,227